Other Current Liabilities (Changes In Product Warranty Obligations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Current Liabilities [Abstract]
Beginning of year	$ 1,304	$ 1,150	$ 1,637
New warranties	2,152	2,327	2,159
Reductions	(2,305)	(2,173)	(2,646)
Balance at end of year	$ 1,151	$ 1,304	$ 1,150